Investments In Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	$ 2,107,628	$ 2,254,952
Total
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	2,107,628	2,254,952
Total	$ 2,107,628	$ 8,958,276
Deer Park Refining Limited Partnership
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	100.00%	49.995%
Investments in joint ventures and associates	$ 0	$ 6,703,324
(Impairment) in joint venture Deer Park Refining Limited Partnership	$ 0	(6,703,324)
Frontera Brownsville, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 440,353	456,503
Texas Frontera, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 188,320	195,814
CH 4 Energía, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	50.00%
Investments in joint ventures and associates	$ 154,097	174,321
Sierrita Gas Pipeline LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	35.00%
Investments in joint ventures and associates	$ 1,064,301	1,187,170
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	40.00%
Investments in joint ventures and associates	$ 131,358	110,344
Other-net
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in joint ventures and associates	$ 129,199	$ 130,800